Certain Concentrations (Details) - Net Sales	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Product Concentration Risk | Compute and graphics
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)	20.00%	25.00%	30.00%
Product Concentration Risk | Mobile
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)	20.00%	25.00%	20.00%
Product Concentration Risk | SSDs and other storage
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)	20.00%	20.00%	20.00%
Product Concentration Risk | Automotive, industrial, medical, and other embedded
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)	15.00%	10.00%	10.00%
Product Concentration Risk | Server
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)	10.00%	15.00%	10.00%
Customer Concentration Risk | Intel
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)	14.00%
Customer Concentration Risk | Kingston
Concentration Risk [Line Items]
Concentration risk, percentage of net sales (in hundredths)		11.00%	10.00%